UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               August 7, 2012
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           41
Form 13F Information Table Value Total:       334094
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		5310	82370	SOLE
Apollo Group		COM	37604105	204	5650	SOLE
Apple Computer		COM	37833100	222	380	SOLE
Ascent Capital 		COM	43632108	7996	154505	SOLE
Blount 			COM	95180105	13041	890175	SOLE
Brinks 			COM	109696104	9754	420805	SOLE
Broadridge		COM	11133T103	12380	582034	SOLE
Choice Hotels		COM	169905106	2056	51500	SOLE
Cinemark Holdings	COM	17243v102	4592	200950	SOLE
Cintas			COM	172908105	12268	317753	SOLE
Cisco			COM	17275r102	5260	306350	SOLE
Coinstar		COM	19259p300	10406	151560	SOLE
Compass Minerals 	COM	20451n101	10541	138193	SOLE
Covance			COM	222816100	15107	315709	SOLE
Dresser-Rand		COM	261608103	15469	347310	SOLE
Energizer Holdings	COM	29266r108	12821	170375	SOLE
Equifax 		COM	294429105	13274	284843	SOLE
Hasbro			COM	418056107	1893	55900	SOLE
Hillenbrand		COM	431571108	11544	628076	SOLE
Illinois Tool Works	COM	452308109	828	15650	SOLE
Interval Leisure 	COM	46113m108	4562	239968	SOLE
Intl Game Technology	COM	459902102	12391	786713	SOLE
Jack Henry		COM	426281101	12264	355274	SOLE
Johnson & Johnson	COM	478160104	3677	54431	SOLE
Lexmark 		COM	529771107	7407	278685	SOLE
Microsoft		COM	594918104	4079	133350	SOLE
Mobile Mini		COM	60740f105	11632	807795	SOLE
Newell Rubbermaid	COM	651229106	11661	642810	SOLE
Owens-Illinois		COM	690768403	9116	475515	SOLE
Pepsico			COM	713448108	4627	65485	SOLE
PetSmart		COM	716768106	11942	175155	SOLE
SEIC			COM	784117103	7148	359378	SOLE
Stericycle		COM	858912108	303	3300	SOLE
Synopsys		COM	871607107	9922	337145	SOLE
Teleflex		COM	879369106	15884	260776	SOLE
Total System Services	COM	891906109	8641	361078	SOLE
Towers Watson		COM	891894107	10098	168578	SOLE
Valassis Comm		COM	918866104	10099	464330	SOLE
Verizon 		COM	92343v104	2120	47695	SOLE
Weight Watchers 	COM	948626106	7828	151825	SOLE
Zimmer Holdings		COM	98956P102	3727	57910	SOLE